Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Trade and other receivables [abstract]
Trade receivables	$ 3,081	$ 3,687
Other receivables	1,172	1,652
Total	4,253	5,339
Current	4,116	5,169
Non-current	$ 137	$ 170